Subsequent events	3 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
17. Subsequent events

On May 15, 2015, the Partnership paid a quarterly cash distribution with respect to the quarter ended March 31, 2015 of $0.3375 per unit. The distribution corresponds to an annualized distribution of $1.35 per unit.